Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

As of June 30, 2023 and December 31, 2022, Property and equipment consist of the following:

	As of
	June 30, 2023	December 31, 2022
	$’000	$’000
Furniture and equipment	1,170	1,266
Vehicles	55	55
Leasehold improvements	1,774	2,062
Construction in process	—	5
Property and equipment, gross	2,999	3,388
Less: accumulated depreciation	(1,502)	(1,493)
Property and equipment, net	1,497	1,895

As of December 31, 2022, and 2021, Property and equipment consist of the following:

	December 31,	December 31,
	2022	2021

Furniture and equipment	$1,266,008	$1,397,098
Vehicles	55,000	55,000
Leasehold improvements	2,061,888	1,981,019
Construction in process	5,000	—
Property and equipment, gross	3,387,896	3,433,117
Less: accumulated depreciation	(1,492,934)	(1,152,850)
Property and equipment, net	$1,894,962	$2,280,267